Property and Equipment and Project Development Costs (Details) - Schedule of property and equipment consists of the following - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 161,426,476	$ 161,270,086
Less: accumulated depreciation	(34,557,668)	(26,359,199)
Property and equipment, net	126,868,808	134,910,887
Project development costs	122,011,617	88,587,699
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 278,556	278,556
Land improvements [Member]
Property, Plant and Equipment [Line Items]
Useful Life	25 years
Property and equipment, gross	$ 31,078,211	31,078,211
Building and improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 128,756,221	128,599,831
Building and improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful Life	15 years
Building and improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful Life	39 years
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,313,488	$ 1,313,488
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful Life	5 years
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful Life	10 years